Long-term loans (Interest payment schedule of long-term loans in future years) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of long-term loans [line items]
The interest payment of long-term loans in the future years	¥ 22,064,960	¥ 13,610,208
1 year or less [member]
Disclosure of long-term loans [line items]
The interest payment of long-term loans in the future years	5,071,743	2,987,045
More than 1 year but no more than 2 years [member]
Disclosure of long-term loans [line items]
The interest payment of long-term loans in the future years	4,225,736	2,577,363
More than 2 year but no more than 5 years [member]
Disclosure of long-term loans [line items]
The interest payment of long-term loans in the future years	7,903,397	4,912,222
More than 5 years [member]
Disclosure of long-term loans [line items]
The interest payment of long-term loans in the future years	¥ 4,864,084	¥ 3,133,578